Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000073478 [Member]
Shareholder Report [Line Items]
Fund Name	Genter Dividend Income Fund
Class Name	Genter Dividend Income Fund
Trading Symbol	GDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Dividend Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Additional Information Phone Number	1-877-5GENTER
Additional Information Website	https://funddocs.filepoint.com/gentercm/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Dividend Income Fund (GDIIX)	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Genter Dividend Income Fund returned 31.00%. The Fund primarily invests in higher yielding US equity securities.  The fund also looks to purchase securities of companies that have a history of growing their dividends per share.
TOP PERFORMANCE CONTRIBUTORS
Stock Selection within Technology was the number one contributor to performance. The fund owns shares in Broadcom Inc. (+105%) which has benefited from the growth in AI spending.  Additionally, the fund’s holdings in Corning (+84%) and IBM (+49%) contributed to the strong sector performance.
Stock Selection within Financials was the second-best contributor to performance. The fund is overweight Banks with M&T Bank (+79%) and J.P. Morgan Chase (63%) outperforming strongly.
The third largest contributor to performance was Stock Selection within Consumer Staples. The fund’s tobacco position led the sector with Altria up 48% over the past 12 months.
TOP PERFORMANCE DETRACTORS
The top detractor to performance was the fund’s positioning within Healthcare. The fund’s Healthcare stock selection dragged performance with CVS Health (-14.7%) materially underperforming. The fund also has an overweight allocation to the sector. The Healthcare Sector was up 19% while the S&P 500 Value index was up 31.7%.
The second detractor to performance was the strategy’s Stock Selection in Industrials.  All three Industrial holdings underperformed during the period (United Parcel Service -1.0%, Lockheed Martin +23% and Emerson +24%).
The third detractor to performance was the fund’s overweight to Energy.  The Energy Sector was up 10.5% while the S&P 500 Value Index was up 31.7%. Chevron (+6.5%) and Phillips 66 (+10.4%) were the main contributors as these overweight positions underperformed the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Genter Dividend Income Fund (GDIIX)	31.00%	10.08%	9.10%
S&P 500 Value Index	31.70%	12.34%	10.47%
MSCI US Investable Market High Dividend Yield (Gross) Index	32.73%	9.74%	9.66%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 33,935,057
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 80,919
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,935,057
Total number of portfolio holdings	33
Total advisory fees paid (net)	$80,919
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
M&T Bank Corp.	4.5%
AT&T, Inc.	4.3%
Enbridge, Inc.	4.0%
Altria Group, Inc.	4.0%
Chevron Corp.	3.9%
Cisco Systems, Inc.	3.8%
Air Products and Chemicals, Inc.	3.7%
Blackrock, Inc.	3.6%
Comcast Corp. - Class A	3.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
M&T Bank Corp.	4.5%
AT&T, Inc.	4.3%
Enbridge, Inc.	4.0%
Altria Group, Inc.	4.0%
Chevron Corp.	3.9%
Cisco Systems, Inc.	3.8%
Air Products and Chemicals, Inc.	3.7%
Blackrock, Inc.	3.6%
Comcast Corp. - Class A	3.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.